SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Text block [abstract]
SHARE CAPITAL
10.	S HARE C APITAL

(a)	Authorized capital
Unlimited common shares without par value.
Unlimited preferred shares without par value.
For the year ended December 31, 2021:
Share issuances during the year ended December 31, 2021 were:
On February 3, 2021 and February 23, 2021, the Company issued an aggregate of 200,000 common shares to arm’s length parties to advance the development of the Rook 1 property at a fair value of $900.
On February 18, 2021 and February 23, 2021, the Company issued 25,794,247 and 22,289,088 common shares relating to the conversion of the principal of the 2016 and 2017 Debentures at a fair value of $125,059 and $105,242, respectively.

In addition, 89,729 and 87,316 common shares were issued relating to the accrued and unpaid interest up to the date of conversion for the 2016 and 2017 Debentures at a fair value of $407 and $442, respectively.
On March 11, 2021, the Company completed a bought deal financing where 33,400,000 common shares of the Company were issued at a price of $4.50 per common share (the “Offering Price”) for gross proceeds of approximately $150,300. On March 16, 2021, the Company closed the over-allotment of 5,010,000 common shares of the Company at the Offering Price for additional proceeds of $22,545. In connection with the financing, $9,555 was incurred for share issue costs.
On June 10, 2021, the Company issued 40,829 shares relating to the interest payment on the 2020

Debentures

at a fair value of $
238
(Note
8)
.
On June 30, 2021, the Company issued 400,000 common shares at a price of AUD $5.60 for total proceeds of $2,074 in relation to its public listing on the ASX. In connection with the financing, $1,035 was incurred for share issuance costs.
On December 10, 2021, the Company issued 36,818 shares relating to the interest payment on the 2020

D
ebentures

at a fair value of $
202
(Note
8)
.
For the year ended December 31, 2020:
On May 27, 2020, the Company completed a financing that consisted of a US$15 million private placement of common shares and US$15 million of the 2020 Debentures (Note 8). In connection with the financing the Company issued 11,611,667 common shares at a price of $1.80 for the private placement for gross proceeds of $20,901, 348,350 common shares at a price of $1.80 for a fair value of $627 for the establishment fees of the 2020 Debentures, and 180,270 common shares at a deemed price of $1.97 for a fair value of $355 for a consent fee to the investors of the 2016 and 2017 debentures in connection with the 2020 Debentures financing.
On June 8, 2020, the Company issued 1,092,142 common shares at a fair value of $2,152 to the convertible debenture holders for the share portion of the debenture interest payment.
On December 10, 2020, the Company issued 856,206 common shares with a fair value of $2,585 to the convertible debenture holders for the share portion of the debenture interest payment.
(b)	Share options
Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company.
The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
A summary of the changes in the share options is presented below:

	Options outstanding	Weighted average exercise price (C$)
At December 31, 2019	36,617,495	$2.14
Granted	9,555,000	2.54
Exercised	(7,490,999)	0.90
Expired	(2,208,334)	2.75

At December 31, 2020	36,473,162	$2.47
Granted	17,400,000	5.61
Exercised	(10,020,001)	2.59
Expired	(266,666)	2.18
Forfeited	(150,001)	5.84

At December 31, 2021 – Outstanding	43,436,494	$3.69

At December 31, 2021 – Exercisable	28,868,138	$3.05

The following table summarizes information about the exercisable share options outstanding as at December 31, 2021:

Number of share options outstanding	Number of share options exercisable	Exercise prices (C$)	Remaining contractual life (years)	Expiry date
2,455,000	2,455,000	3.39	0.95	December 14, 2022
75,000	75,000	2.39	1.28	April 13, 2023
3,450,000	3,450,000	2.85	1.44	June 8, 2023
100,000	100,000	2.66	1.47	June 20, 2023
720,482	720,482	2.49	1.64	August 21, 2023
2,375,000	2,375,000	2.41	2.00	December 31, 2023
500,000	500,000	2.27	2.22	March 21, 2024
250,000	250,000	2.22	2.24	March 27, 2024
3,250,000	3,250,000	1.92	2.45	June 12, 2024
188,679	188,679	1.59	2.53	August 16, 2024
3,667,334	3,667,334	1.59	2.98	December 24, 2024
4,375,000	2,883,326	1.80	3.45	June 12, 2025
4,846,666	3,219,992	3.24	3.95	December 11, 2025
250,000	83,333	5.16	4.13	February 16, 2026
650,000	216,666	4.53	4.25	April 1, 2026
8,973,333	2,996,659	5.84	4.44	June 10, 2026
7,310,000	2,436,667	5.44	4.96	December 14, 2026

43,436,494	28,868,138	3.69	2.90

The following weighted average assumptions were used for Black-Scholes valuation of the share options granted:

	For the year ended
	December 31, 2021	December 31, 2020
Expected stock price volatility	60.42%	61.35%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	1.03%	0.44%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$2.88	$1.29
Weighted average exercise price	$5.61	$2.54
Share-based payments for options vested for the year ended December 31, 2021 amounted to $36,646 (December 31, 2020 – $11,264) of which $31,389 (December 31, 2020 – $9,748) was expensed to the statement of net loss and comprehensive loss and $5,257 (December 31, 2020

-
$1,516) was capitalized to exploration and evaluation assets (Note 6).